Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Defiance AI & Power Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Defiance AI & Power Infrastructure ETF
Class Name	Defiance AI & Power Infrastructure ETF
Trading Symbol	AIPO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance AI & Power Infrastructure ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/aipo. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance AI & Power Infrastructure ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	833‑333‑9383
Additional Information Website	www.defianceetfs.com/aipo
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance AI & Power Infrastructure ETF	$82	0.69%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.69%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 1 year period, the Fund performance is positive. The Fund tracks the index of U.S.-listed companies deriving at least 50% of revenue from AI or power infrastructure. Given its thematic focus (intersection of AI and power infrastructure), the Fund benefits from continued investor interest in AI hardware, data-center infrastructure, electrification and grid modernization as secular themes.

What factors influenced performance?

AI adoption and energy-transition initiatives and companies in distributed energy, grid equipment, data centers and AI hardware support the Fund as it is heavily weighted toward Industrials and Technology.

Positioning

AIPO is positioned to track the MarketVector US Listed AI and Power Infrastructure Index as a passive growth-thematic ETF. The fund had exposure to companies at the convergence of AI and critical power infrastructure, including data centers, power generation, grid equipment and AI hardware. The Fund has been suitable for investors who seek high growth potential via thematic exposure rather than current income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception 7/24/25
Defiance AI and Power Infrastructure ETF - at NAV	38.87%	35.25%
S&P 500® Total Return Index	20.38%	20.07%
MarketVector US Listed AI and Power Infrastructure Index	38.90%	36.11%

Performance Inception Date	Jul. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 902,248,000
Holdings Count | Holdings	82
Advisory Fees Paid, Amount	$ 2,591,825
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$902,248
Number of Holdings	82
Total Advisory Fee	$2,591,825
Portfolio Turnover Rate	24%

Holdings [Text Block]	Sectors - Investments (% of Net Assets) Percentages are based on net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

Top Holdings	(% of Net Assets)
Eaton Corp. PLC	9.1%
GE Vernova, Inc.	8.8%
Quanta Services, Inc.	7.9%
Vertiv Holdings Co. - Class A	7.6%
NVIDIA Corporation	4.7%
Constellation Energy Corp.	4.3%
Broadcom, Inc.	4.2%
Cameco Corp.	4.1%
Bloom Energy Corp. - Class A	4.1%
Advanced Micro Devices, Inc.	2.4%

Defiance Gold Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Gold Enhanced Options Income ETF
Class Name	Defiance Gold Enhanced Options Income ETF
Trading Symbol	GOLI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Gold Enhanced Options Income ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/goli. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Gold Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	833‑333‑9383
Additional Information Website	www.defianceetfs.com/goli
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Gold Enhanced Options Income ETF	$104	0.99%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns and paid weekly distributions throughout the year. The reference underlying, SPDR® Gold Shares (GLD), also finished the period higher, despite a sharp pullback in the spring and early summer of 2026. Gold rose strongly through the fall of 2025 and into January 2026, when it reached record highs. It then corrected in March and fell again in June before rebounding in August. An item of note is that the fund switched strategies in April 2026 from selling cash-secured puts to a synthetic long underling while selling weekly call spreads. The Fund’s performance reflected the weekly option premiums collected by selling call spreads, together with participation in the weekly moves of the underlying asset. Due to the selling of call spreads, the upside participation can lag slightly in certain scenarios, but also participate more fully with GLD’s price return during the strongest rally weeks.

What factors influenced performance?

The implied volatility of the underlying asset plays a large role in the amount of extrinsic premium the Fund can collect and distribute. Gold was unusually volatile during the period. Month-to-month swings were large in both directions, with gains of more than 10% in September 2025 and January 2026 and declines of more than 10% in March and June 2026. Gold’s moves were driven by central bank demand, geopolitical conflict, energy-driven inflation, and growing expectations that the Federal Reserve might raise rates. As a rule, higher implied volatility means higher option premiums available for sale and distribution. This gave the Fund ample opportunity to pursue its goal of weekly income for investors. Since the Fund is exposed to GLD’s downside, the weekly premiums received helped cushion losses in weeks when gold declined. In those weeks, an investor would expect to lose less than from simply holding GLD. In strongly rising weeks, the call spreads don’t fully cap the Fund’s upside participation. The sharp swings in gold during the period also made the Fund’s net asset value more volatile.

Positioning

The Fund is positioned to generate high targeted current income for investors seeking alternative yield options in the marketplace, and it does so by selling weekly call spreads on GLD to capture option premiums while also providing exposure to GLD. The Fund achieved this by creating a synthetic long GLD position through options, coupled with sold weekly call spreads on GLD. On days GLD is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (4/1/25)
Defiance Gold Enhanced Options Income ETF - at NAV	10.06%	9.00%
S&P 500® Total Return Index	20.38%	26.04%

Performance Inception Date	Apr. 01, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,167,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 303,351
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$24,167
Number of Holdings	14
Total Advisory Fee	$303,351
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
United States Treasury Bills	63.7%
United States Treasury Notes/Bonds	30.3%
SPDR Gold Shares, Expiration: 10/16/2026; Exercise Price: $415.01	2.7%
First American Government Obligations Fund - Class X, 3.59%	1.0%
SPDR Gold Shares, Expiration: 09/04/2026; Exercise Price: $410.00	0.2%
SPDR Gold Shares, Expiration: 09/04/2026; Exercise Price: $421.00	0.1%
SPDR Gold Shares, Expiration: 09/04/2026; Exercise Price: $426.00	0.0%*
*	Less than 0.05% of net assets.

Defiance Large Cap ex-Mag 7 ETF
Shareholder Report [Line Items]
Fund Name	Defiance Large Cap ex-Mag 7 ETF
Class Name	Defiance Large Cap ex-Mag 7 ETF
Trading Symbol	XMAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Large Cap ex-Mag 7 ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/xmag. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Large Cap ex-Mag 7 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	833‑333‑9383
Additional Information Website	www.defianceetfs.com/xmag
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Large Cap ex-Mag 7 ETF	$39	0.35%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 20.27% (NAV) and 20.69% (Market). This compares to the 20.38% S&P 500 Total Return Index for the same period.

Its performance reflected the benefit of avoiding the “Magnificent 7” mega‐cap tech stocks (i.e., Apple Inc., Microsoft Corporation, Alphabet Inc., Amazon.com, Inc., NVIDIA Corporation, Meta Platforms, Inc. and Tesla, Inc.), while emphasizing the other ~493 S&P 500 stocks. With its broader large-cap exposure (excluding the mega-tech group), XMAG captured market participation in sectors like Financials, Health Care, Industrials, etc., which helped in the period.

What factors influenced performance?

Concentration shift: by excluding the top seven tech giants, XMAG tilts toward stocks that are often less overpriced and less dependent on ultra-growth expectations. The Fund’s largest sector weights Technology, Financials, and Health Care reflect a diversified large-cap exposure outside the dominant tech leaders. Excluding the Mag 7 reduces concentration risk but also forgoes the outsized gains that group has delivered in past years; therefore investor sentiment toward these mega-caps matters a lot. The Fund’s performance thus reflects market leadership shifts.

Positioning

XMAG is positioned to track the BITA US 500 ex Magnificent 7 Index, as a passive core equity allocation alternative ETF. The Fund offered broad exposure to U.S. companies without over-concentration in the Mag 7. Given its structure, the Fund has been suitable for investors seeking domestic investment returns, relative to the unified S&P 500 driven by mega-tech (Mag 7).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (10/21/24)
Defiance Large Cap ex-Mag 7 ETF - at NAV	20.27%	15.43%
S&P 500® Total Return Index	20.38%	17.20%

Performance Inception Date	Oct. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 184,046,000
Holdings Count | Holdings	493
Advisory Fees Paid, Amount	$ 403,813
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$184,046
Number of Holdings	493
Total Advisory Fee	$403,813
Portfolio Turnover	6%

Holdings [Text Block]	Sectors - Investments (% of Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Broadcom, Inc.	2.7%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.3%
JPMorgan Chase & Co.	2.2%
Advanced Micro Devices, Inc.	1.8%
Berkshire Hathaway, Inc. - Class B	1.6%
Exxon Mobil Holdings Corp.	1.5%
Johnson & Johnson	1.5%
Visa, Inc. - Class A	1.4%
Walmart, Inc.	1.1%

Defiance Nasdaq 100 Income Target ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 Income Target ETF
Class Name	Defiance Nasdaq 100 Income Target ETF
Trading Symbol	QQQT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Nasdaq 100 Income Target ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/qqqt. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Nasdaq 100 Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	833‑333‑9383
Additional Information Website	www.defianceetfs.com/qqqt
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Nasdaq 100 Income Target ETF	$96	0.86%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns of just over 22%. Since the underlying Nasdaq 100® Index (''NDX'') was also up during the same reporting period, this was to be expected due to the exposure to the index. At the same time, the Fund paid out weekly dividends commensurate with the stated target of 20% per year in distributions. Since the Fund sells daily, near the money NDX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the NDX, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused tech stock volatility to fluctuate. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning

The Fund is positioned to generate targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads, while also gaining exposure to the NDX. This is achieved by owning the Invesco QQQ Trust Series 1 ETF (QQQ), while also selling daily option spreads on the NDX.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (6/20/24)
Defiance Nasdaq 100 Income Target ETF - at NAV	22.70%	15.84%
S&P 500® Total Return Index	20.38%	18.17%

Performance Inception Date	Jun. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 49,084,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 326,348
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$49,084
Number of Holdings	4
Total Advisory Fee	$326,348
Portfolio Turnover	32%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Invesco QQQ Trust Series 1	98.5%
Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,500.00	0.3%
First American Government Obligations Fund - Class X, 3.59%	0.1%
Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,450.00	-0.3%

Defiance Nasdaq 100 LightningSpread(TM) Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 LightningSpread Income ETF
Class Name	Defiance Nasdaq 100 LightningSpread Income ETF
Trading Symbol	QLDY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Nasdaq 100 LightningSpread Income ETF (the "Fund") for the period September 17, 2025 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/qldy. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Nasdaq 100 LightningSpread Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	833‑333‑9383
Additional Information Website	https://www.defianceetfs.com/qldy
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance Nasdaq 100 LightningSpread Income ETF	$104	1.00%
*	The Fund commenced operations on September 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 104	[5]
Expense Ratio, Percent	1.00%	[6]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the abbreviated reporting period (September 17, 2025 through August 31, 2026), the Fund generated positive total returns of just over 18%, while paying out substantial semi-weekly dividends. The Fund looks to capitalize on option volatility by selling put spreads in the Nasdaq 100® Index (''NDX''), along with boosting upside performance with the long nature of the position, a synthetic long NDX underlying. Since the Fund sells daily, near the money NDX put spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and boosted upside capture of the daily moves of the underlying index. The sold put spreads have a maximum loss component, only losing the difference between the two strike prices, minus the credit taken in on the sale.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the NDX, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused tech stock volatility to fluctuate. Since the Fund has extra downside risk, like any index, the selling of put spreads temporarily amplifies negative daily moves in the NDX. Due to the nature of put credit spread selling, the Fund may participate in a larger portion upside gain should the index rally.

Positioning

The Fund is positioned to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads, and to capture premiums for investors while also having the ability to participate in market upside beyond a traditional NDX position. The fund achieves this by creating a synthetic long NDX position, coupled with sold daily put spreads in the NDX as well. On days the NDX is lower, we’d expect the Fund to lose slightly more than the index due to the leverage incurred from selling the put spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended August 31, 2026:	Since Inception (9/17/25)
Defiance Nasdaq 100 LightningSpread Income ETF - at NAV	18.19%
S&P 500® Total Return Index	17.72%

Performance Inception Date	Sep. 17, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 51,039,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 299,646
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$51,039
Number of Holdings	6
Total Advisory Fee	$299,646
Portfolio Turnover	10%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
NASDAQ 100 Index, Expiration: 12/18/2026; Exercise Price: $2,001.40	91.3%
First American Government Obligations Fund - Class X, 3.59%	4.9%
NASDAQ 100 Index, Expiration: 12/18/2026; Exercise Price: $10.44	1.7%
United States Treasury Notes/Bonds	0.6%
NASDAQ 100 Index, Expiration: 09/01/2026; Exercise Price: $29,300.00	0.1%
Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,450.00	-0.1%

Defiance Nasdaq 100 Weekly Distribution ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 Weekly Distribution ETF
Class Name	Defiance Nasdaq 100 Weekly Distribution ETF
Trading Symbol	QQQY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Nasdaq 100 Weekly Distribution ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/qqqy. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Nasdaq 100 Weekly Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	833‑333‑9383
Additional Information Website	www.defianceetfs.com/qqqy
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Nasdaq 100 Weekly Distribution ETF	$112	1.00%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns of just over 23%, while paying out substantial weekly dividends. In December 2025, the Fund changed strategies from selling daily, in-the-money Nasdaq 100® Index (''NDX'') puts to selling daily, near the money NDX call spreads. The Fund can now potentially generate returns by delivering both extrinsic time premiums and a large percentage of upside capture of the daily moves of the underlying index. During the reporting period, since the NDX performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the NDX, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused tech stock volatility to fluctuate. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning

The Fund is positioned to generate high targeted current income for investors looking for alternative yield options in the marketplace, and it does so by selling daily call spreads on the NDX to capture option premiums while also providing exposure to the NDX. The Fund achieved this by creating a synthetic long NDX position through options, coupled with sold daily call spreads. On days the NDX is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (9/13/23)
Defiance Nasdaq 100 Weekly Distribution ETF - at NAV	23.73%	15.96%
S&P 500® Total Return Index	20.38%	21.65%

Performance Inception Date	Sep. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 189,160,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 1,861,624
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$189,160
Number of Holdings	4
Total Advisory Fee	$1,861,624
Portfolio Turnover	39%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
NASDAQ 100 Stock Index, Expiration: 12/18/2026; Exercise Price: $1,000.34	97.6%
First American Government Obligations Fund - Class X, 3.59%	1.7%
NASDAQ 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,548.29	0.2%
Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,456.97	-0.3%

Defiance Oil Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Oil Enhanced Options Income ETF
Class Name	Defiance Oil Enhanced Options Income ETF
Trading Symbol	USOY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Oil Enhanced Options Income ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/usoy. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Oil Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	833‑333‑9383
Additional Information Website	www.defianceetfs.com/usoy
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Oil Enhanced Options Income ETF	$121	1.00%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.00%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended August 31, 2026, the Fund generated a strong positive total return of over 41%. The Fund’s performance was driven by the high weekly option premiums that it collected, which funded distri-butions to shareholders, along with strength in the underlying asset, USO. In April 2026, the Fund changed strategies. It moved from selling cash-secured puts to a synthetic long position in the underlying while sell-ing weekly call spreads. Under this structure, the Fund seeks to generate returns from two sources: extrinsic (time) premiums from the call spreads, and participation in the weekly price moves of the underlying asset. Because the Fund sells call spreads, its upside participation can lag USO slightly in some weeks. However, the synthetic long position and credit spread nature allow the Fund to participate more fully in USO’s price return during the strongest rally weeks.

What factors influenced performance?

The implied volatility of the underlying asset plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the implied volatility on USO was high, with a rise in overall volatility in April due to inflation and geopolitical military conflict. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. This higher volatility provided ample opportunities for the Fund to meet its goal of income for investors.

The Fund still carries downside risk, as most long-biased investments tied to the price of oil do. Premiums collected from selling call spreads help cushion weekly declines, so an investor would generally expect to lose somewhat less in a down week than from holding USO directly. The cushion is limited to the premium received and does not eliminate losses.

Positioning

The Fund is positioned to generate high targeted current income for investors seeking alternative yield options in the marketplace, and it does so by selling weekly call spreads on USO to capture option premiums while also providing exposure to USO. The Fund achieved this by creating a synthetic long USO position through options, coupled with sold weekly call spreads on USO. On days USO is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (5/9/24)
Defiance Oil Enhanced Options Income ETF - at NAV	41.54%	18.87%
S&P 500® Total Return Index	20.38%	19.78%

Performance Inception Date	May 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 67,234,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 570,107
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$67,234
Number of Holdings	13
Total Advisory Fee	$570,107
Portfolio Turnover	1%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Holdings	(% of Net Assets)
United States Treasury Bills	83.1%
United States Treasury Notes/Bonds	18.6%
First American Government Obligations Fund - Class X, 3.59%	2.2%
United States Oil Fund LP, Expiration: 09/18/2026; Exercise Price: $140.01	1.9%
United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $135.00	1.0%
United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $134.00	0.4%
United States Oil Fund LP, Expiration: 09/18/2026; Exercise Price: $140.01	-6.4%
United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $130.00	-1.4%
United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $131.00	-1.1%
United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $129.00	-0.9%

Defiance R2000 Weekly Distribution ETF
Shareholder Report [Line Items]
Fund Name	Defiance R2000 Weekly Distribution ETF
Class Name	Defiance R2000 Weekly Distribution ETF
Trading Symbol	IWMY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance R2000 Weekly Distribution ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/iwmy. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance R2000 Weekly Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	833‑333‑9383
Additional Information Website	www.defianceetfs.com/iwmy
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance R2000 Weekly Distribution ETF	$108	1.01%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.01%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial weekly dividends. In December 2025, the Fund changed strategies from selling daily, in-the-money Russell 2000® Index (''RUT'') puts to selling daily, near the money RUT call spreads. The Fund can now potentially generate returns by delivering both extrinsic time premiums and a large percentage of upside capture of the daily moves of the underlying index. During the reporting period, since the RUT performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the RUT, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused volatility to fluctuate. Typically, the RUT index has a high degree of sensitivity to the interest rate outlook. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning

The Fund is positioned to generate high targeted current income for investors looking for alternative yield options in the marketplace, and it does so by selling daily call spreads on the RUT to capture option premiums while also providing exposure to the RUT. The Fund achieved this by creating a synthetic long RUT position through options, coupled with sold daily call spreads. On days the RUT is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (10/30/23)
Defiance R2000 Weekly Distribution ETF - at NAV	14.22%	14.58%
S&P 500® Total Return Index	20.38%	25.72%

Performance Inception Date	Oct. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 96,521,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 1,139,520
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$96,521
Number of Holdings	4
Total Advisory Fee	$1,139,520
Portfolio Turnover	54%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $200.34	93.8%
First American Government Obligations Fund - Class X, 3.59%	6.1%
Russell 2000 Index, Expiration: 09/01/2026; Exercise Price: $2,996.21	0.2%
Russell 2000 Index, Expiration: 09/01/2026; Exercise Price: $2,956.45	-0.3%

Defiance S&P 500 Income Target ETF
Shareholder Report [Line Items]
Fund Name	Defiance S&P 500® Income Target ETF
Class Name	Defiance S&P 500® Income Target ETF
Trading Symbol	SPYT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance S&P 500® Income Target ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/spyt. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance S&P 500® Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	833‑333‑9383
Additional Information Website	www.defianceetfs.com/spyt
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance S&P 500® Income Target ETF	$93	0.86%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns of over 16%. Since the underlying S&P 500® Index (''SPX'') was also up during the same reporting period, this was to be expected due to the exposure to the index. At the same time, the Fund paid out weekly dividends commensurate with the stated target of 20% per year in distributions. Since the Fund sells daily, near the money SPX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the SPX, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused volatility to fluctuate. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning

The Fund is positioned to generate targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads, while also gaining exposure to the SPX. This is achieved by owning the iShares Core S&P 500 ETF (IVV), while also selling daily option spreads on the SPX.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (3/4/24)
Defiance S&P 500® Income Target ETF - at NAV	16.97%	15.38%
S&P 500® Total Return Index	20.38%	19.09%

Performance Inception Date	Mar. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 161,782,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 1,172,734
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$161,782
Number of Holdings	4
Total Advisory Fee	$1,172,734
Portfolio Turnover	25%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
iShares Core S&P 500 ETF	98.2%
First American Government Obligations Fund - Class X, 3.59%	0.2%
S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,703.05	0.1%
S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,686.14	-0.2%

Defiance S&P 500 Weekly Distribution ETF
Shareholder Report [Line Items]
Fund Name	Defiance S&P 500® Weekly Distribution ETF
Class Name	Defiance S&P 500® Weekly Distribution ETF
Trading Symbol	WDTE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance S&P 500® Weekly Distribution ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/wdte. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance S&P 500® Weekly Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	833‑333‑9383
Additional Information Website	www.defianceetfs.com/wdte
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance S&P 500® Weekly Distribution ETF	$109	1.00%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns of just over 18%, while paying out substantial weekly dividends. In December 2025, the Fund changed strategies from selling daily, in-the-money S&P 500® Index (''SPX'') puts to selling daily, near the money SPX call spreads. The Fund can now potentially generate returns by delivering both extrinsic time premiums and a large percentage of upside capture of the daily moves of the underlying index. During the reporting period, since the SPX performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the SPX, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused volatility to fluctuate. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning

The Fund is positioned to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads. With potential volatility expected around ongoing macroeconomic and geopolitical uncertainty, we believe the Fund is positioned to continue to capture premiums for investors while also having the ability to participate in market upside beyond the soft cap of the Fund’s long call. On days the SPX is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (9/18/23)
Defiance S&P 500® Weekly Distribution ETF - at NAV	18.44%	14.54%
S&P 500® Total Return Index	20.38%	21.88%

Performance Inception Date	Sep. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 68,232,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 678,866
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$68,232
Number of Holdings	4
Total Advisory Fee	$678,866
Portfolio Turnover	22%

Holdings [Text Block]

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $600.00	92.2%
First American Government Obligations Fund - Class X, 3.59%	3.9%
S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,712.27	0.1%
S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,686.14	-0.2%

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[4]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[5]	The Fund commenced operations on September 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
[6]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[7]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[8]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[9]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[10]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[11]	Costs paid as a percentage of a $10,000 investment is an annualized figure.